United States
           Securities and Exchange commission
           Washington, D.C.  20549

           Form 13F

           Form 13F Cover Page

           Report for the Quarter Ended December 31, 2000

           Institutional Investment Manager Filing this Report:

           Companion Capital Management, Inc.
           1201 Main Street, Suite 1910
           Columbia, SC  29201

           13F File Number:  28-4518

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on behalf of reporting manager:

Name:          John D. Leaphart
Title:         Vice President
Phone:         803-254-9500
	John D. Leaphart, Columbia, SC, January 29, 2001

Report Type (Check Only One)
[X]         13f Holdings Report
[ }         13f Notice
[ ]         13f Combination Report

List of other Managers Reporting for this Manager:
     NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    86

Form 13F Information Table Value Total:    $136,122

List of other Included Managers:

    None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     1544    27885 SH       SOLE                    14750
AT&T                           COM              001957109      564    32692 SH       SOLE                    32475
AXA Am Dep Sh Spd ADR          COM              054536107     1174    16354 SH       SOLE                    15441
AXA Financial, Inc.            COM              002451102     1786    31970 SH       SOLE                    12350
Agilent Technologies           COM              00846u101      663    12105 SH       SOLE                    11935
Alcoa Inc.                     COM              013817101      799    23840 SH       SOLE                    20510
American Power Conversion Corp COM              029066107     1239   100095 SH       SOLE                    57300
Amgen                          COM              031162100     1658    25930 SH       SOLE                    21490
Anadarko Petroleum Corp.       COM              032511107     1781    25050 SH       SOLE                    15660
Anheuser Busch                 COM              035229103     3736    82101 SH       SOLE                    58500
Apple Computer Inc.            COM              037833100      449    30190 SH       SOLE                    28075
Arrow Electronics Inc.         COM              042735100      955    33370 SH       SOLE                     5700
BP Amoco Corp                  COM              055622104      433     9034 SH       SOLE                     3091
Bank Of America Corp           COM              060505104     2479    54034 SH       SOLE                    47364
Bell South                     COM              079860102     1342    32778 SH       SOLE                    26400
Bristol Myers Squibb           COM              110122108     2220    30020 SH       SOLE                    29000
Chevron Corp.                  COM              166751107      676     8000 SH       SOLE                     8000
Cisco Systems                  COM              17275R102     2349    61400 SH       SOLE                    60400
Coca Cola Co.                  COM              191216100      736    12080 SH       SOLE                    11380
Columbia Sportswear Co.        COM              198516106      372     7485 SH       SOLE                      375
Computer Sciences              COM              205363104     1636    27210 SH       SOLE                    14360
Conagra Inc.                   COM              205887102      354    13600 SH       SOLE                    12850
Conoco Cl. A                   COM              208251306     2509    87646 SH       SOLE                    61420
Delta Air Lines                COM              247361108      502    10000 SH       SOLE                    10000
Dow Chemical Co.               COM              260543103      952    25990 SH       SOLE                    25750
Duke Energy Corp.              COM              264399106     2462    28881 SH       SOLE                    19000
El Paso Natural Gas Co         COM              283905107     1743    24335 SH       SOLE                    11750
Enron Corp.                    COM              293561106     1922    23120 SH       SOLE                    22480
Ensco International            COM              26874Q100      259     7610 SH       SOLE                     4725
Exxon Mobil Corp               COM              30231g102     1861    21411 SH       SOLE                    18241
FedEx Corp                     COM              31428X106     2472    61865 SH       SOLE                    47470
Federal Natl Mtg Assn          COM              313586109      448     5170 SH       SOLE                     5000
First Union Corp.              COM              337358105     1280    46030 SH       SOLE                    42805
Fleet Boston Corp.             COM              339030108     1855    49381 SH       SOLE                    27400
Gap Inc.                       COM              364760108      266    10433 SH       SOLE                    10325
General Elec Co.               COM              369604103     3677    76697 SH       SOLE                    66915
General Motors                 COM              370442105     1148    22536 SH       SOLE                    15650
Georgia-Pacific                COM              373298108     1461    46934 SH       SOLE                    28120
Gillette Company               COM              375766102      361    10000 SH       SOLE                    10000
Guidant Corp                   COM              401698105     2113    39175 SH       SOLE                    23640
Hartford Financial Services    COM              416515104      785    11110 SH       SOLE                      550
Hewlett Packard Co.            COM              428236103     3364   106581 SH       SOLE                    80500
Household International        COM              441815107     3048    55427 SH       SOLE                    33670
Ingersoll-Rand                 COM              456866102     1349    32205 SH       SOLE                    22600
Int'l. Business Machines       COM              459200101     4463    52500 SH       SOLE                    40660
Intel Corp.                    COM              458140100     1985    66025 SH       SOLE                    59170
International Paper            COM              460146103      204     5000 SH       SOLE                     5000
Intimate Brands Inc            COM              461156101     1230    82005 SH       SOLE                    38222
Johnson & Johnson              COM              478160104     1914    18217 SH       SOLE                    17492
Lowe's Companies Inc.          COM              548661107     2538    57040 SH       SOLE                    45825
Medtronic Inc.                 COM              585055106     2999    49665 SH       SOLE                    30690
Merck & Co.                    COM              589331107     4092    43706 SH       SOLE                    29450
Merrill Lynch                  COM              590188108      273     4000 SH       SOLE                     4000
Microsoft Corp                 COM              594918104     2433    56090 SH       SOLE                    40400
Minnesota Mng & Mfg            COM              604059105      241     2000 SH       SOLE                     2000
Norfolk Southern               COM              655844108      134    10050 SH       SOLE
Northrop Grumman Corp          COM              666807102      147     1775 SH       SOLE
Novellus Systems               COM              670008101     1738    48365 SH       SOLE                    30900
Occidental Pete                COM              674599105     2402    99032 SH       SOLE                    72875
Oracle Systems Corp            COM              68389X105     2844    97855 SH       SOLE                    60670
Pfizer, Inc.                   COM              717081103     3824    83135 SH       SOLE                    65055
Phillips Petroleum Co.         COM              718507106      188     3300 SH       SOLE                     3000
Pier 1 Imports                 COM              720279108      582    56465 SH       SOLE                    24850
Pohang Iron & Steel            COM              730450103      245    15770 SH       SOLE                    15270
Procter & Gamble               COM              742718109     1828    23300 SH       SOLE                    23300
Quaker Oats                    COM              747402105     3094    31776 SH       SOLE                    21275
Qualcomm Inc.                  COM              747525103      649     7892 SH       SOLE                     4300
Raytheon Co. New Cl B          COM              755111408     3333   107300 SH       SOLE                    88150
Royal Dutch Pete Co.           COM              780257804      410     6775 SH       SOLE                     4700
SCI Systems                    COM              783890106      991    37590 SH       SOLE                    21850
SanDisk Corp.                  COM              80004C101      697    25120 SH       SOLE                    16100
Sanmina Corp.                  COM              800907107     2632    34350 SH       SOLE                    21355
Sara Lee Corp.                 COM              803111103      505    20565 SH       SOLE                    20425
Schering Plough                COM              806605101      874    15400 SH       SOLE                    15200
Schlumberger Ltd.              COM              806857108     1266    15840 SH       SOLE                    13535
Southern Company               COM              842587107     1371    41231 SH       SOLE                    18400
TJX Cos. Inc. New              COM              872540109     2021    72845 SH       SOLE                    49230
Target Corp.                   COM              87612E106     3200    99220 SH       SOLE                    78800
Texas Instrs Inc               COM              882508104     3118    65815 SH       SOLE                    42950
Tyco International             COM              902124106     1908    34380 SH       SOLE                    21525
Ultramar Diamond Shamrock      COM              904000106     1631    52811 SH       SOLE                    28500
Verizon Communications         COM              92343v104     2864    57133 SH       SOLE                    44336
Viacom Nvtg Cl B               COM              925524308     1245    26631 SH       SOLE                    12344
Wal Mart Stores                COM              931142103     1116    21000 SH       SOLE                    20000
Waste Management Inc.          COM              94106L109      628    22625 SH       SOLE                    22600
Worldcom Inc.                  COM              98157d106     1486   105688 SH       SOLE                    86152